Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	40-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	CRME
Entity Registrant Name	Cardiome Pharma Corp
Entity Central Index Key	0001036141
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	14,958,277
Entity Filer Category	Non-accelerated Filer
Amendment Description	This Form 40-F/A is being filed to amend the Annual Report on Form 40-F for the fiscal year ended December 31, 2013, originally filed with the Securities and Exchange Commission (the “Commission”) on March 27, 2014. The Registrant is filing this Amendment to replace in their entirety the Audited Consolidated Financial Statements of the Registrant for the fiscal year ended December 31, 2013 (the “Originally Filed Statements”), which were filed as Exhibit 1.2 to the Form 40-F. The purpose of this amended filing is to correct certain typographical errors in the unaudited pro forma information disclosed in note 4 to the Originally Filed Statements, and to make other changes to conform with required disclosure. These changes include the removal of the disclosure of unaudited pro forma income (loss) from operations, which was not required to be disclosed and contained a calculation error, as well as amendments to the unaudited pro forma net income (loss) and pro forma net income (loss) per share for the years ended December 31, 2013 and 2012 to adjust for certain calculation errors. This amended filing does not impact reported revenues, net income attributable to the Company, income per share or net cash flows for the year ended December 31, 2013. Financial information in the Registrant’s audited consolidated financial statements is subject to multiple levels of internal review prior to being disclosed. The review process was being followed during the preparation of the Originally Filed Statements. Notwithstanding such controls, the calculation error was inadvertently carried through to the Originally Filed Statements. Nevertheless, the Registrant does not believe this error reflects a material weakness in the Registrant’s internal control over financial reporting, and its Chief Executive Officer and Chief Financial Officer have re-evaluated the Registrant’s disclosure controls and procedures and internal control over financial reporting as a result of these errors and have concluded that such controls remain effective, as described below. Readers should disregard the Originally Filed Statements in their entirety and instead refer to the Annual Consolidated Financial Statements filed herewith. An amended Interactive Data File is being filed herewith as Exhibit 101 to reflect these changes. No changes are required to be made to the Registrant’s previously-filed Management’s Discussion and Analysis of Financial Condition and Results of Operation for the fiscal year ended December 31, 2013, which was filed as Exhibit 1.3 to the Form 40-F. The Registrant has also revised Item A. Disclosure Controls and Procedures, Item B. Management’s Annual Report on Internal Control Over Financial Reporting an Item D. Changes in Internal Control Over Financial Reporting, as set forth below. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Registrant’s principal executive officer and principal financial officer are filed herewith as Exhibits 31.1 and 32.1 to this Form 40-F/A, and a new consent of KPMG LLP is filed herewith as Exhibit 23.1. Other than as discussed above, all information in the Company’s Form 40-F is unchanged and is not reproduced in this Form 40-F/A. This Form 40-F/A does not reflect events occurring after the filing of the Form 40-F or modify or update the disclosure contained in the Form 40-F in any way other than as discussed above. Accordingly, this Form 40-F/A should be read in conjunction with the Form 40-F.